Related party disclosures (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party disclosures [Line Items]
Key management personnel compensation	$ 3,231	$ 2,292
Executives [Member]
Related party disclosures [Line Items]
Key management personnel compensation	$ 27,367	$ 20,439